Note 24 - Financial Instruments - Change in Fair Value of Contingent Consideration Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair value adjustments (note 7)	$ (39,115)	$ (69,224)
Less: current portion	13,944	42,942
Non-current portion	30,768	48,287
Fair Value, Inputs, Level 3 [Member]
Balance	91,229	154,671
Amounts recognized on acquisitions	3,962	57,600
Fair value adjustments (note 7)	(17,698)	3,700
Resolved and settled in cash	(34,475)	(123,629)
Other	1,694	(1,113)
Balance	44,712	91,229
Less: current portion	13,944	42,942
Non-current portion	$ 30,768	$ 48,287